PIMCO Dynamic Bond Portfolio Average Annual Total Returns - Administrative Class [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%	2.39%
ICE BofA SOFR Overnight Rate Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.39%	3.31%
Administrative
Prospectus [Line Items]
Average Annual Return, Percent		8.23%	3.01%	3.55%

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.